FINANCIAL INSTRUMENTS (Details 6) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments Not Carried at Fair Value
Receivables	$ 11,086,786	$ 9,386,549	$ 8,627,213
Affiliated debt	1,147,864	819,270	1,567,107
Long-term debt	5,215,730	4,587,773	4,043,897
Carrying Amount
Financial Instruments Not Carried at Fair Value
Receivables	11,086,786	9,386,549	8,627,213
Short-term debt		4,796,035	3,875,932
Affiliated debt	1,147,864	819,270	1,567,107
Long-term debt	5,215,730	4,587,773	4,043,897
Estimated Fair Value
Financial Instruments Not Carried at Fair Value
Receivables		9,710,124	8,258,863
Short-term debt		4,796,035	3,799,842
Affiliated debt		823,028	1,587,538
Long-term debt		$ 4,648,139	$ 4,067,386